Segments - Summary of Results by Segment (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Corporate centre [member]
Disclosure of operating segments [line items]
Profit Before tax re-segmentation of short term markets business in Corporate Centre rather than Corporate & Investment Banking	£ 77	£ 98